19. Share-based Compensation (Details - Option Activity) - Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shares
Outstanding at the beginning of the period (in shares)	255,200	260,200	501,260
Granted (in shares)	300,000	65,000	287,000
Exercised (in shares)	(109,500)	0	0
Forfeited (in shares)	(56,800)	(70,000)	(528,060)
Outstanding at the end of the period (in shares)	388,900	255,200	260,200	501,260
Vested and exercisable at the end of the period (in shares)	37,450
Expected to vest at the end of the period (in shares)	215,229
Weighted-Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 19	$ 212	$ 66
Granted (in dollars per share)	9	3	13
Exercised (in dollars per share)	4
Forfeited (in dollars per share)	27	4	10
Outstanding at the end of the period (in dollars per share)	11	$ 19	$ 212	$ 66
Vested and exercisable at the end of the period (in dollars)	36
Expected to vest at the end of the period (in dollars)	$ 13
Weighted-Average Remaining Contractual Term
Weighted Average Remaining Contractual Life	7 years 6 months 7 days	6 years 8 months 12 days	8 years 7 months 2 days	7 years 11 days
Weighted Average Remaining Contractual Life, Granted		10 years
Weighted Average Remaining Contractual Life, Forfeited/expired		6 years	22 years 18 days
Vested and exercisable at the end of the period	5 years 4 months 6 days
Expected to vest at the end of the period	7 years 5 months 9 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value at the beginning	$ 0	$ 0	$ 769
Aggregate Intrinsic Value at the end	486	$ 0	$ 0	$ 769
Vested and exercisable at year end	49
Expected to vest at year end	$ 349